Selling and Administrative Expenses (Details) - Schedule of Selling and Administrative Expenses - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Selling And Administrative Expenses [Abstract]
Professional fees	€ 566,062	€ 484,029
Shipping and handling expenses	148,720	183,546
Warehouse handling	44,539	48,731
Miscellaneous operating expenses	45,594	21,622
Marketing and advertising	242,940	74,267
Leases and royalties	66,409	54,116
Insurance premiums	38,167	9,954
Repair and conservation	19,831	16,418
Supplies	1,506	230
Amortization of property and equipment	35,194	1,750
Amortization of right-of-use assets	27,957	7,944	€ 109,506
Total	€ 1,236,919	€ 902,607